INCOME TAXES (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax liabilities
Property, plant and equipment	(1,325)	(1,499)
Investments	(1,479)	(973)
Regulatory liabilities	(221)	(197)
Other	(144)	(117)
Total deferred income tax liabilities	(3,169)	(2,786)
Deferred income tax assets
Financial instruments	380	37
Pension and OPEB plans	180	145
Loss carryforwards	161	174
Other	51	29
Total deferred income tax assets	772	385
Less valuation allowance	(27)	(45)
Total deferred income tax assets, net	745	340
Net deferred income tax liabilities	(2,424)	(2,446)
Assets
Accounts receivable and other	167	135
Deferred income taxes	10	41
Total deferred income tax assets	177	176
Liabilities
Accounts payable and other		(7)
Deferred income taxes	(2,601)	(2,615)
Total deferred income tax liabilities	(2,601)	(2,622)
Net deferred income tax liabilities	(2,424)	(2,446)
Income Taxes
Foreign subsidiaries' undistributed earnings on which deferred income taxes has not been provided	548	524
Interest and penalties expense related to unrecognized tax benefits	1	1	(2)
Accrued interest and penalties related to unrecognized tax benefits	10	9
UNRECOGNIZED TAX BENEFITS
Unrecognized tax benefits at beginning of year	18	17
Gross increases for tax positions of current year	38	3
Gross decreases for tax positions of prior years	3	(1)
Reduction for lapse of statute of limitations	(5)	(1)
Unrecognized tax benefits at end of year	54	18	17
Gross increases for current year positions in respect of filing positions based on substantively enacted tax law	16
Gross increases for current year positionsin respect of a request for refund of Texas Gross Margin Tax	22
Canada
Income Taxes
Benefit of unused tax loss carryforwards recognized	183	214
United States
Income Taxes
Benefit of unused tax loss carryforwards recognized	222	187